Investments (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 03, 2018	Apr. 30, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments (Details) [Line Items]
Ownership interest	10.00%
Ownership interest in MIFTEC			50.00%
Investment amount		$ 500,000
MIFTEC (in Shares)		500,000
Carrying value of investment			$ 1,000	$ 1,000	$ 1,000
Investment, description			Pursuant to the terms of the SPA, the Corporation will acquire a total of 2,552 shares of Grapheton’s common stock over a two year period. At closing, the Company was issued at total of 1,452 shares of Grapheton’s common stock for $235,000 and 858,896 shares of the Company’s common stock valued at $601,227.
Ownership interest in MIFTEC		0.56%
Exchange for common stock, shares (in Shares)			1,100
Out payment			$ 192,500
Ownership, percentage			35.80%
Equity investment				835,462
Investment Owned, at Cost				10,059
MIFTEC [Member]
Investments (Details) [Line Items]
Ownership interest in MIFTEC	10.00%
Investment amount	$ 500,000
MIFTEC (in Shares)	300,000
Common stock value	$ 594,000
Interest rate							10.00%
Interest in MIFTEC							$ 10,000
Acquisition of manufacturing and supply right							$ 1,084,000
Investment for impairment						$ 9,000
Carrying value of investment			$ 1,000	$ 1,000
MIFTEC [Member]
Investments (Details) [Line Items]
Investment for impairment						$ 499,000
Carrying value of investment					$ 1,000
Investment, description		the Company also entered into a Cooperative Agreement with MIFTI whereby the Company acquired certain exclusive manufacturing and supply rights, including thermonuclear fusion-powered reactor for production of electricity per MIFTI designs in return for $500,000, of which $100,000 is payable upon signing, $200,000 within four months of the agreement and $200,000 within nine months of the agreement. The $500,000 is an option to buy a 10% interest in MIFTI for $2,700,000, if completed with 24 months of the agreement date. If the options expires, MIFTI shall issue the Company 500,000 shares of common stock and rescind all other exclusive rights contained in the agreement.
Grapheton, Inc [Member]
Investments (Details) [Line Items]
Exchange for common stock, shares (in Shares)			1,121,071
Common stock value (in Shares)			633,405